RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation - Other Postretirement Benefits Plan [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Beginning Balance	£ (144)	£ (236)
Actuarial gains	18	92
Insurance premiums paid	5	7
Charge for the year	(4)	(7)
Exchange and other adjustments	1
Ending Balance	(124)	(144)
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Beginning Balance	(103)	(122)
Actuarial gains	17	15
Insurance premiums paid	4	5
Charge for the year	(3)	(3)
Exchange and other adjustments	1	2
Ending Balance	£ (84)	£ (103)